SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 01, 2012
Common stock
Stockholders' equity
Reverse split ratio	0.167
Class C special stock
Stockholders' equity
Reverse split ratio	0.167